Information on Regulatory Capital and Capital Adequacy Ratios (Details)				1 Months Ended			12 Months Ended
	Jan. 17, 2025	Jan. 16, 2024	Dec. 01, 2021	Jun. 30, 2025	Jun. 30, 2024	May 23, 2023	Dec. 31, 2024	Dec. 31, 2023	Apr. 01, 2024
Information on Regulatory Capital and Capital Adequacy Ratios (Details) [Line Items]
Risk-weighted assets of banking institutions						0.50%
Percentage of basic capital					56.30%
Charge for maintaining the current requirement, percentage	0.13%
Charge for maintaining the current requirement, constituted percentage				100.00%
Additional basic capital requirements									1.25%
Percentage of charges on capital required							75.00%
Conservation buffer, percentage of risk-weighted assets							2.50%
Non-controlling interest, percentage on owner's assets							20.00%
Investment assets, percentage on owners' equity							5.00%
Capital adequacy leverage, requirements percentage							3.00%
Charges incurred, percentage of risk-weighted assets							4.50%
Systemic bank charge, percentage							6.00%
Additional charges, percentage of risk-weighted assets							8.00%
Systemic bank charges, percentage							1.25%	1.25%
Bank specific capital requirements, percentage							0.50%	0.00%
Transitional provisions required, percentage on capital charge							75.00%	50.00%
Pillar 2 charge, percentage							25.00%	0.00%
Transitional provisions required, percentage on basic capital requirements							56.30%
Conservation buffer required, percentage							100.00%	75.00%
Conservation buffer, percentage							2.50%
Counter-cyclical capital charge, percentage							0.50%	0.00%
Standard methodology limit percentage							1.25%
Basic capital limit percentage							50.00%
Additional provisions and subordinated bonds, percentage of RWA			1.00%
Transitional provisions decrease percentage							0.50%
Central Bank [Member]
Information on Regulatory Capital and Capital Adequacy Ratios (Details) [Line Items]
Risk-weighted assets of banking institutions						0.50%
Pillar 2 [Member]
Information on Regulatory Capital and Capital Adequacy Ratios (Details) [Line Items]
Additional capital requirements		0.50%
Implementation period		4 years
Non-adjusting events after reporting period [Member] | Pillar 2 [Member]
Information on Regulatory Capital and Capital Adequacy Ratios (Details) [Line Items]
Percentage of additional capital requirements to be constituted					25.00%
Capital Requirements [Member]
Information on Regulatory Capital and Capital Adequacy Ratios (Details) [Line Items]
Risk-weighted assets percentage							8.00%
Basic capital percentage							4.50%
Total assets percentage							3.00%
Preferred shares percentage							6.00%